Cash and Cash Equivalents and Temporary Investments - Cash and Cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents and Temporary Investments
Cash and bank accounts	$ 1,758,262	$ 1,961,106
Short-term investments	25,693,735	30,107,185
Total cash and cash equivalents	$ 27,451,997	$ 32,068,291	$ 38,734,949	$ 47,546,083